Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Trading Symbol	CTSO
Entity Registrant Name	CYTOSORBENTS CORP
Entity Central Index Key	0001175151
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 2,296,147	$ 1,055,669	$ 1,595,628
Inventories	186,339
Prepaid expenses and other current assets	33,516	344,536	369,091
Total current assets	2,516,002	1,400,205	1,964,719
Property and equipment - net	144,576	144,146	18,853
Other assets	273,857	267,575	254,908
Total long-term assets	418,433	411,721	273,761
Total Assets	2,934,435	1,811,926	2,238,480
Current Liabilities:
Accounts payable	784,357	817,701	852,167
Accrued expenses and other current liabilities	566,212	401,418	118,598
Convertible notes payable, net of debt discount in the amount of $11,985 at September 30, 2011 and $-0- at December 31, 2010	238,015
Total current liabilities	1,588,584	1,219,119	970,765
Long Term Liabilities:
Convertible notes payable, net of debt discount in the amount of $688,182 at September 30, 2011 and $257,862 at December 31, 2010	224,818	1,077,388
Total long term liabilities	224,818	1,077,388
Total liabilities	1,813,402	2,296,507	970,765
Commitments and Contingencies
Stockholders' Equity (Deficit):
Common Stock, Par Value $0.001, 500,000,000 shares authorized at September 30, 2011, December 31, 2010 and 2009, respectively; 172,283,058, 122,838,411 and 66,374,856 shares issued and outstanding, respectively	172,283	122,838	66,375
Additional paid-in capital	91,575,243	83,375,544	80,097,536
Deficit accumulated during the development stage	(90,627,971)	(83,988,850)	(78,902,521)
Total stockholders' equity (deficit)	1,121,033	(484,581)	1,267,715
Total Liabilities and Stockholders' Equity (Deficit)	2,934,435	1,811,926	2,238,480
Series B Preferred Stock
Stockholders' Equity (Deficit):
Preferred Stock	66	61	69
Series A Preferred Stock
Stockholders' Equity (Deficit):
Preferred Stock	$ 1,412	$ 5,826	$ 6,256

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible notes payable, debt discount	$ 11,985	$ 0
Convertible notes payable, debt discount	$ 688,182	$ 257,862	$ 257,862
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	500,000,000	500,000,000	500,000,000
Common Stock, shares issued	172,283,058	122,838,411	66,374,856
Common Stock, shares outstanding	172,283,058	122,838,411	66,374,856
Series B Preferred Stock
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000	200,000	200,000
Preferred Stock, shares issued	65,647.38	60,973.11	68,723.88
Preferred Stock, shares outstanding	65,647.38	60,973.11	68,723.88
Series A Preferred Stock
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	12,000,000	12,000,000	12,000,000
Preferred Stock, shares issued	1,411,864	5,826,409	6,255,813
Preferred Stock, shares outstanding	1,411,864	5,826,409	6,255,813

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		167 Months Ended	176 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Revenue
Expenses:
Research and development	779,589	526,043	2,393,573	1,560,146	1,757,370	1,961,960	48,011,093	50,404,666
Legal, financial and other consulting	93,703	42,226	260,475	242,604	307,262	307,952	7,615,239	7,875,714
General and administrative	352,393	212,388	814,287	620,061	759,387	757,450	23,826,284	24,640,571
Change in fair value of management and incentive units							(6,055,483)	(6,055,483)
Total expenses	1,225,685	780,657	3,468,335	2,422,811	2,824,019	3,027,362	73,397,133	76,865,468
Other (income)/expenses:
Gain on disposal of property and equipment							(21,663)	(21,663)
Gain on extinguishment of debt							(216,617)	(216,617)
Interest (income) expense, net	503,242	7,779	816,358	10,954	84,846	8,142	5,692,241	6,508,599
Penalties associated with non-registration of Series A Preferred Stock							361,495	361,495
Total other (income)/expense, net	503,242	7,779	816,358	10,954	84,846	8,142	5,815,456	6,631,814
Loss before benefit from income taxes	(1,728,927)	(788,436)	(4,284,693)	(2,433,765)	(2,908,865)	(3,035,504)	(79,212,589)	(83,497,282)
Benefit from income taxes						(298,789)	(547,318)	(547,318)
Net loss	(1,728,927)	(788,436)	(4,284,693)	(2,433,765)	(2,908,865)	(2,736,715)	(78,665,271)	(82,949,964)
Preferred Stock Dividend	734,857	401,750	2,354,428	1,596,801	2,177,464	704,325	5,323,579	7,678,007
Net Loss available to common shareholders	$ (2,463,784)	$ (1,190,186)	$ (6,639,121)	$ (4,030,566)	$ (5,086,329)	$ (3,441,040)	$ (83,988,850)	$ (90,627,971)
Basic and diluted net loss per common share	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.08)
Weighted average number of common stock outstanding	168,230,680	106,250,720	153,796,011	91,663,158	98,094,768	41,593,607

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Other	Technology contribution	Employee	Consultants	Accounts Payable	Convertible Notes Payable And Accrued Interest	Subscriptions Receivables	Employees, Consultants and Directors	Cash	Convertible Debt	Convertible Notes	Preferred Stock	Notes payable and accrued interest	Members Equity(Deficiency)	Members Equity(Deficiency) Other	Members Equity(Deficiency) Technology contribution	Members Equity(Deficiency) Employee	Members Equity(Deficiency) Consultants	Members Equity(Deficiency) Accounts Payable	Members Equity(Deficiency) Convertible Notes Payable And Accrued Interest	Deferred Compensation	Deficit Accumulated During the Development Stage	Deficit Accumulated During the Development Stage Cash	Deficit Accumulated During the Development Stage Reverse merger	Deficit Accumulated During the Development Stage Convertible Notes	Deficit Accumulated During the Development Stage Transaction 01	Deficit Accumulated During the Development Stage Preferred Stock	Deficit Accumulated During the Development Stage Transaction 02	Deficit Accumulated During the Development Stage Notes payable and accrued interest	Deficit Accumulated During the Development Stage Preferred Stock A	Deficit Accumulated During the Development Stage Preferred Stock B	Common Stock	Common Stock Accounts Payable	Common Stock Convertible Notes Payable And Accrued Interest	Common Stock Subscriptions Receivables	Common Stock Investor	Common Stock Cash	Common Stock Convertible Debt	Common Stock Reverse merger	Additional Paid-In Capital	Additional Paid-In Capital Consultants	Additional Paid-In Capital Accounts Payable	Additional Paid-In Capital Convertible Notes Payable And Accrued Interest	Additional Paid-In Capital Subscriptions Receivables	Additional Paid-In Capital Investor	Additional Paid-In Capital Employees, Consultants and Directors	Additional Paid-In Capital Cash	Additional Paid-In Capital Convertible Debt	Additional Paid-In Capital Reverse merger	Additional Paid-In Capital Convertible Notes	Additional Paid-In Capital Transaction 01	Additional Paid-In Capital Preferred Stock	Additional Paid-In Capital Transaction 02	Additional Paid-In Capital Notes payable and accrued interest	Additional Paid-In Capital Preferred Stock A	Additional Paid-In Capital Preferred Stock B	Preferred Stock A	Preferred Stock A Cash	Preferred Stock A Reverse merger	Preferred Stock A Convertible Notes	Preferred Stock A Transaction 01	Preferred Stock A	Preferred Stock B	Preferred Stock B Preferred Stock	Preferred Stock B Transaction 02	Preferred Stock B Notes payable and accrued interest	Preferred Stock B
Beginning Balance at Jan. 21, 1997
Equity contributions		$ 1,143,487	$ 4,550,000													$ 1,143,487	$ 4,550,000
Subscriptions receivable	440,000														440,000
Net loss	(5,256,012)																						(5,256,012)
Ending Balance at Dec. 31, 1997	877,475														6,133,487								(5,256,012)
Equity contributions	2,518,236														2,518,236
Equity issued to consultants	1,671														1,671
Subscriptions receivable	50,000														50,000
Net loss	(1,867,348)																						(1,867,348)
Ending Balance at Dec. 31, 1998	1,580,034														8,703,394								(7,123,360)
Equity contributions	1,382,872														1,382,872
Equity issued to consultants	88,363														88,363
Recognition of deferred compensation															47,001							(47,001)
Amortization of deferred compensation	15,667																					15,667
Subscriptions receivable	100,000														100,000
Net loss	(3,066,388)																						(3,066,388)
Ending Balance at Dec. 31, 1999	100,548														10,321,630							(31,334)	(10,189,748)
Equity contributions	14,407,916														14,407,916
Equity issued to consultants	1,070,740														1,070,740
Warrants issued to consultants	468,526														468,526
Recognition of deferred compensation															27,937							(27,937)
Amortization of deferred compensation	46,772																					46,772
Net loss	(10,753,871)																						(10,753,871)
Ending Balance at Dec. 31, 2000	5,340,631														26,296,749							(12,499)	(20,943,619)
Equity contributions	13,411,506														13,411,506
Equity issued to consultants	161,073														161,073
Options issued				2,847														2,847
Fees incurred in raising capital	(1,206,730)														(1,206,730)
Amortization of deferred compensation	12,499																					12,499
Net loss	(15,392,618)																						(15,392,618)
Ending Balance at Dec. 31, 2001	2,329,208														38,665,445								(36,336,237)
Equity contributions	6,739,189														6,739,189
Equity issued to consultants	156,073														156,073
Options issued				2,847	176,250													2,847	176,250
Fees incurred in raising capital	(556,047)														(556,047)
Forgiveness of loan receivable in exchange for equity	(1,350,828)														(1,350,828)
Net loss	(11,871,668)																						(11,871,668)
Ending Balance at Dec. 31, 2002	(4,374,976)														43,832,929								(48,207,905)
Equity contributions	4,067,250														4,067,250
Equity issued to consultants	16,624														16,624
Options issued					65,681														65,681
Change in fair value of management units	2,952,474														2,952,474
Fees incurred in raising capital	(343,737)														(343,737)
Forgiveness of loan receivable in exchange for equity	(281,340)														(281,340)
Net loss	(6,009,283)																						(6,009,283)
Ending Balance at Dec. 31, 2003	(3,907,307)														50,309,881								(54,217,188)
Equity contributions	512,555														512,555
Change in fair value of management units	(2,396,291)														(2,396,291)
Fees incurred in raising capital	(80,218)														(80,218)
Net loss	(1,096,683)																						(1,096,683)
Ending Balance at Dec. 31, 2004	(6,967,944)														48,345,927								(55,313,871)
Equity contributions	92,287														92,287
Change in fair value of management units	(14,551)														(14,551)
Fees incurred in raising capital	(92,287)														(92,287)
Reorganization from LLC to "C" Corporation (in shares)																																	4,829,120
Reorganization from LLC to "C" Corporation															(49,219,260)																		4,829								49,214,431
Issuance of common stock						836,319	51,565													836,319	51,565
Net loss	(3,665,596)																						(3,665,596)
Ending Balance at Dec. 31, 2005	(9,760,207)																						(58,979,467)										4,829								49,214,431
Ending Balance (in shares) at Dec. 31, 2005																																	4,829,120
Issuance of common stock (in shares)																																		778,274	10,000,000	240,929	100,000
Issuance of common stock						587,814	1,000,000	799,885																										779	10,000	241	100						587,035	990,000	799,644	(100)
Conversion of stock (in shares)																																							5,170,880	(240,929)																				799,885
Conversion of stock											11,382,110														(30,753)														5,171	(241)									11,376,939	30,194										800
Issuance of stock options to employees, consultants and directors									143,352																																						143,352
Issuance of Preferred Stock (in shares)																																																											5,300,000		1,000,000
Issuance of preferred stock										5,300,000		1,000,000												(235,443)		(205,640)																						5,530,143			1,204,640								5,300		1,000
Cost of raising capital associated with issuance of preferred stock	(620,563)																																								(620,563)
Shares held by original stockholders of Parent immediately prior to merger (in shares)																																	3,750,000
Shares held by original stockholders of Parent immediately prior to merger																																	3,750								(3,750)
Issuance of Preferred Stock as dividends (in shares)																																																										303,700
Issuance of Preferred Stock as dividends																							(303,700)																		303,397																	303
Issuance of warrants					9,883	192,311																																				9,883	192,311
Net loss	(7,671,580)																						(7,671,580)
Ending Balance at Dec. 31, 2006	2,363,005																						(67,426,583)										24,629								69,757,556																	7,403
Ending Balance (in shares) at Dec. 31, 2006																																	24,628,274																									7,403,585
Issuance of common stock (in shares)																																		11,501
Issuance of common stock						23,002																												11									22,991
Conversion of stock (in shares)																																	405,157																									(506,446)
Conversion of stock																																	405								101																	(506)
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event (in shares)																																																										1,122,369
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event	361,496																						(760,872)																		1,121,246																	1,122
Issuance of stock options to employees, consultants and directors									498,955																																						498,955
Net loss	(3,350,754)																						(3,350,754)
Ending Balance at Dec. 31, 2007	(104,296)																						(71,538,209)										25,045								71,400,849																	8,019
Ending Balance (in shares) at Dec. 31, 2007																																	25,044,932																									8,019,508
Stock based compensation - employees, consultants and directors	363,563																																								363,563
Issuance of warrants	40,354																																								40,354
Conversion of stock (in shares)																																	218,585																									(56,832)
Conversion of stock																																	219								(162)																	(57)
Issuance of Preferred Stock (in shares)																																																																	52,931.47
Issuance of preferred stock													5,293,148															(364,747)																									5,657,842												53
Issuance of Preferred Stock as dividends (in shares)																																																														830,384				2,627.17
Issuance of Preferred Stock as dividends																											(277,918)		(262,717)																							277,087		262,715								831				2
Cost of raising capital associated with issuance of Series B Preferred Stock	(215,398)																																								(215,398)
Net loss	(3,017,890)																						(3,017,890)
Ending Balance at Dec. 31, 2008	2,359,481																						(75,461,481)										25,264								77,786,850																	8,793						55
Ending Balance (in shares) at Dec. 31, 2008																																	25,263,517																									8,793,060						55,558.64
Stock based compensation - employees, consultants and directors	236,705																																								236,705
Issuance of warrants	14,885																																								14,885
Exercise of warrants (in shares)																																																																13,357.52
Exercise of warrants	1,335,754																																								1,335,741																							13
Conversion of stock (in shares)																																	41,111,339																									(3,326,857)						(6,628.55)			576.05
Conversion of stock														57,605																(6,704)			41,111								(37,779)														64,308			(3,326)						(6)			1
Issuance of Preferred Stock as dividends (in shares)																																																															789,610					5,860.22
Issuance of Preferred Stock as dividends																															(111,598)	(586,023)																								110,809	586,017						789					6
Net loss	(2,736,715)																						(2,736,715)
Ending Balance at Dec. 31, 2009	1,267,715																						(78,902,521)										66,375								80,097,536																	6,256						69
Ending Balance (in shares) at Dec. 31, 2009																																	66,374,856																									6,255,813						68,723.88
Stock based compensation - employees, consultants and directors	149,325																																								149,325
Issuance of common stock (in shares)																																						7,174,186
Issuance of common stock										749,999																												7,174										742,825
Conversion of stock (in shares)																																	47,824,298																									(1,019,563)						(13,983.58)
Conversion of stock																																	47,824								(46,790)																	(1,020)						(14)
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible notes	306,805																																								306,805
Cost of raising capital (in shares)																																	1,465,071
Cost of raising capital	(49,560)																																1,465								(51,025)
Issuance of Preferred Stock as dividends (in shares)																																																															590,159					6,232.81
Issuance of Preferred Stock as dividends																															(168,582)	(2,008,882)																								167,992	2,008,876						590					6
Net loss	(2,908,865)																						(2,908,865)
Ending Balance at Dec. 31, 2010	(484,581)																						(83,988,850)										122,838								83,375,544																	5,826						61
Ending Balance (in shares) at Dec. 31, 2010																																	122,838,411																									5,826,409						60,973.11
Stock based compensation - employees, consultants and directors	508,069																																								508,069
Exercise of warrants (in shares)																																	6,013,478
Exercise of warrants																																	6,014								(6,014)
Issuance of common stock (in shares)																																	17,335,942
Issuance of common stock	2,643,767																																17,336								2,626,431
Conversion of convertible notes to common (in shares)																																	14,833,310
Conversion of convertible notes to common	1,483,330																																14,833								1,468,497
Conversion of stock (in shares)																																	11,115,042																									(4,645,411)						(13.18)
Conversion of stock																																	11,115								(6,470)																	(4,645)
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible notes	1,250,000																																								1,250,000
Exercise of stock options (in shares)																																	146,875
Exercise of stock options	5,141																																147								4,994
Issuance of Preferred Stock as dividends (in shares)																																																															230,866					4,687.45
Issuance of Preferred Stock as dividends																															(66,844)	(2,287,584)																								66,613	2,287,579						231					5
Net loss	(4,284,693)																						(4,284,693)
Ending Balance at Sep. 30, 2011	$ 1,121,033																						$ (90,627,971)										$ 172,283								$ 91,575,243																	$ 1,412						$ 66
Ending Balance (in shares) at Sep. 30, 2011																																	172,283,058																									1,411,864						65,647.38

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2006 Convertible Notes Payable And Accrued Interest
Issuance of common stock, convertible note payable		$ 1,000,000
Issuance of Series B Preferred Stock, convertible debt	$ 175,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		167 Months Ended	176 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (4,284,693)	$ (2,433,765)	$ (2,908,865)	$ (2,736,715)	$ (78,665,271)	$ (82,949,964)
Adjustments to reconcile net loss to net cash used by/in operating activities:
Depreciation and amortization	45,222	13,258	17,804	51,695	2,410,265	2,455,487
Amortization of debt discount	807,695	6,851	48,943		1,048,943	1,856,638
Gain on disposal of property and equipment					(21,663)	(21,663)
Gain on extinguishment of debt					(216,617)	(216,617)
Interest expense paid with Series B Preferred Stock in connection with conversion of notes payable					3,147	3,147
Abandoned patents					183,556	183,556
Bad debts - employee advances					255,882	255,882
Contributed technology expense					4,550,000	4,550,000
Consulting expense					237,836	237,836
Management unit expense					1,334,285	1,334,285
Expense for issuance of warrants				14,885	533,648	533,648
Expense for issuance of options	508,069	108,594	149,325	236,705	1,639,525	2,147,594
Amortization of deferred compensation					74,938	74,938
Penalties in connection with non-registration event					361,496	361,496
Changes in operating assets and liabilities:
Inventories	(186,339)					(186,339)
Prepaid expenses and other current assets	311,020	298,181	24,555	(252,088)	(616,084)	(305,064)
Other assets				10,239	(56,394)	(56,394)
Accounts payable and accrued expenses	79,437	197,795	190,980	666	2,988,562	3,067,999
Accrued interest expense					1,823,103	1,823,103
Net cash used by operating activities	(2,719,589)	(1,809,086)	(2,477,258)	(2,674,613)	(58,748,882)	(61,468,471)
Cash flows from investing activities:
Proceeds from sale of property and equipment					32,491	32,491
Purchases of property and equipment	(34,116)		(139,356)		(2,366,288)	(2,400,404)
Patent costs	(17,818)	(23,068)	(26,093)	(7,917)	(461,740)	(479,558)
Purchases of short-term investments					(393,607)	(393,607)
Proceeds from sale of short-term investments				199,607	393,607	393,607
Loan receivable					(1,632,168)	(1,632,168)
Net cash (used) provided by investing activities	(51,934)	(23,068)	(165,449)	185,279	(4,427,705)	(4,479,639)
Cash flows from financing activities:
Proceeds from issuance of common stock					400,490	400,490
Proceeds from issuance of preferred stock					9,579,040	9,579,040
Equity contributions - net of fees incurred	2,756,860	17,500	767,498	1,335,754	43,814,450	46,571,310
Proceeds from borrowings	1,250,000	977,250	1,335,250		9,938,881	11,188,881
Proceeds from exercise of stock options	5,141					5,141
Proceeds from subscription receivables					499,395	499,395
Net cash provided by financing activities	4,012,001	994,750	2,102,748	1,335,754	64,232,256	68,244,257
Net increase (decrease) in cash and cash equivalents	1,240,478	(837,404)	(539,959)	(1,153,580)	1,055,669	2,296,147
Cash and cash equivalents at beginning of period	1,055,669	1,595,628	1,595,628	2,749,208
Cash and cash equivalents at end of period	2,296,147	758,224	1,055,669	1,595,628	1,055,669	2,296,147
Supplemental disclosure of cash flow information:
Cash paid during the period for interest					590,189	590,189
Supplemental schedule of noncash investing and financing activities:
Debt discount in connection with issuance of convertible debt	1,250,000	112,413	306,805		306,805	1,556,805
Issuance of stock			229,606		229,606
Note payable principal and interest conversion to equity	1,483,330			57,605	10,434,319	11,917,649
Change in fair value of management units for cost of raising capital					278,087	278,087
Issuance of common stock in exchange for stock subscribed					399,395	399,395
Costs paid from proceeds in conjunction with issuance of preferred stock					768,063	768,063
Preferred stock dividends	2,354,428	1,596,801	2,177,464	704,325	5,323,579	7,678,007
Net effect of conversion of common stock to preferred stock prior to merger					559	559
Convertible Notes Payable And Accrued Interest
Adjustments to reconcile net loss to net cash used by/in operating activities:
Issuance of common stock					3,351,961	3,351,961
Consultant Services
Adjustments to reconcile net loss to net cash used by/in operating activities:
Issuance of common stock					30,000	30,000
Stock Issuance Costs
Supplemental schedule of noncash investing and financing activities:
Issuance of stock	106,344					335,950
Issuance of member units					437,206	437,206
Leasehold Improvements
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					141,635	141,635
Loans Receivable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					1,632,168	1,632,168
Accounts Payable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					$ 1,609,446	$ 1,609,446

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended		12 Months Ended		167 Months Ended	176 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Warrant
Issuance of stock, shares	6,013,478					6,013,478
Series B Preferred Stock
Preferred Shares converted into Common shares	13.8	12,862.78	13,983.58	6,628.55	20,612.13	20,625.31
Preferred Shares were issued in connection with non-registration events as settlement of dividends/penalties payable					$ 0
Series B Preferred Stock | Common Stock
Common shares issued upon conversion	36,408	35,532,542	3,862,867	18,310,911	56,939,586	56,975,994
Series A Preferred Stock
Preferred Shares converted into Common shares	4,645,411	819,563	1,019,563	3,326,857	4,909,698	9,555,109
Preferred Shares were issued in connection with non-registration events as settlement of dividends/penalties payable					$ 553,629
Series A Preferred Stock | Common Stock
Common shares issued upon conversion	11,078,634	8,195,623	9,195,623	22,800,428	32,619,793	43,698,427

BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
BASIS OF PRESENTATION
1.   BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the requirements of Form 10-Q of the Securities and Exchange Commission (the “Commission”) and include the results of CytoSorbents Corporation (the “Parent”), and CytoSorbents, Inc., its wholly-owned operating subsidiary (the “Subsidiary”), collectively referred to as “the Company.” Accordingly, certain information and footnote disclosures required in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. Interim statements are subject to possible adjustments in connection with the annual audit of the Company's accounts for the year ended December 31, 2011. In the opinion of the Company’s management, the accompanying unaudited consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) which the Company considers necessary for the fair presentation of the Company's consolidated financial position as of September 30, 2011 and the results of its operations and cash flows for the nine and three month periods ended September 30, 2011 and 2010, and for the period January 22, 1997 (date of inception) to September 30, 2011. Results for the nine and three months ended are not necessarily indicative of results that may be expected for the entire year. The unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements of the Company and the notes thereto as of and for the year ended December 31, 2010 as included in the Company’s Form 10-K filed with the Commission on March 31, 2011.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has experienced negative cash flows from operations since inception and has a deficit accumulated during the development stage at September 30, 2011 of $90,627,971. The Company is not currently generating revenue and is dependent on the proceeds of present and future financings to fund its research, development and commercialization program. These matters raise substantial doubt about the Company’s ability to continue as a going concern.  The Company is continuing its fund-raising efforts.  Although the Company has historically been successful in raising additional capital through equity and debt financings, there can be no assurance that the Company will be successful in raising additional capital in the future or that it will be on favorable terms.  Furthermore, if the Company is successful in raising the additional financing, there can be no assurance that the amount will be sufficient to complete the Company's plans. These consolidated financial statements do not include any adjustments related to the outcome of this uncertainty.

The Company is a development stage company and has not yet generated any revenues from inception to September 30, 2011. Since inception, the Company's expenses relate primarily to research and development, organizational activities, clinical manufacturing, regulatory compliance and operational strategic planning.  Although the Company has made advances on these matters, there can be no assurance that the Company will continue to be successful regarding these issues, nor can there be any assurance that the Company will successfully implement its long-term strategic plans.

The Company has developed an intellectual property portfolio, including 29 issued and multiple pending patents, covering materials, methods of production, systems incorporating the technology and multiple medical uses.

1.      BASIS OF PRESENTATION

The accompanying consolidated financial statements include the results of CytoSorbents Corporation (the “Parent”), formerly known as Gilder Enterprises, Inc., and CytoSorbents, Inc. its wholly-owned operating subsidiary (the “Subsidiary”), collectively referred to as “the Company.”

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has experienced negative cash flows from operations since inception and has a deficit accumulated during the development stage at December 31, 2010 of $83,988,850. The Company is not currently generating revenue and is dependent on the proceeds of present and future financings to fund its research, development and commercialization program. The Company is continuing its fund-raising efforts. Although the Company has historically been successful in raising additional capital through equity and debt financings, there can be no assurance that the Company will be successful in raising additional capital in the future or that it will be on favorable terms. Furthermore, if the Company is successful in raising the additional financing, there can be no assurance that the amount will be sufficient to complete the Company's plans. These matters raise substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments related to the outcome of this uncertainty.

The Company is a development stage company and has not yet generated any revenues. Since inception, the Company's expenses relate primarily to research and development, organizational activities, clinical manufacturing, regulatory compliance and operational strategic planning. Although the Company has made advances on these matters, there can be no assurance that the Company will continue to be successful regarding these issues, nor can there be any assurance that the Company will successfully implement its long-term strategic plans.

The Company has developed an intellectual property portfolio, including 29 issued and multiple pending patents, covering materials, methods of production, systems incorporating the technology and multiple medical uses.

PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.   PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Nature of Business
The Company, through its subsidiary, is engaged in the research, development and commercialization of medical devices with its platform blood purification technology incorporating a proprietary adsorbent polymer technology.  The Company is focused on developing this technology for multiple applications in the medical field, specifically to provide improved blood purification for the treatment of acute and chronic health complications associated with blood toxicity. In March 2011, the Company received CE Mark approval for its CytoSorbTM device.  As of September 30, 2011, the Company has not commenced commercial operations and, accordingly, is in the development stage.  The Company has yet to generate any revenue and has no assurance of future revenue.

Principles of Consolidation
The consolidated financial statements include the accounts of the Parent, CytoSorbents Corporation, and its wholly-owned subsidiary, CytoSorbents, Inc. All significant intercompany transactions and balances have been eliminated in consolidation.

Development Stage Corporation
The accompanying consolidated financial statements have been prepared in accordance with the provisions of accounting and reporting by development stage enterprises.

Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Inventories
Inventories are valued at the lower of cost or market. At September 30, 2011 and December 31, 2010 the Company’s inventory was comprised of finished goods, which amounted to $42,240 and $-0-, respectively, and work in process which amounted to $144,099 and $-0-, respectively.

Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of their economic useful lives or the term of the related leases. Gains and losses on depreciable assets retired or sold are recognized in the statements of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Patents
Legal costs incurred to establish patents are capitalized. When patents are issued, capitalized costs are amortized on the straight-line method over the related patent term. In the event a patent is abandoned, the net book value of the patent is written off.

Impairment or Disposal of Long-Lived Assets
The Company assesses the impairment of patents and other long-lived assets under accounting standards for the impairment or disposal of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value.

Research and Development
All research and development costs, payments to laboratories and research consultants are expensed when incurred.

Income Taxes
Income taxes are accounted for under the asset and liability method prescribed by accounting standards for accounting for income taxes. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized. Under Section 382 of the Internal Revenue Code the net operating losses generated prior to the reverse merger may be limited due to the change in ownership. Additionally, net operating losses generated subsequent to the reverse merger may be limited in the event of changes in ownership.  Further, the Company currently has no open tax years which could be subject to audit prior to December 31, 2007.

The Company follows guidance associated with uncertain tax positions which requires that the Company determine whether it is more likely than not that a tax position will not be sustained upon examination by the appropriate taxing authority.  If a tax position does not meet the more likely than not recognition criterion, the guidance requires that the tax position be measured at the largest amount of benefit greater than 50 percent not likely of being sustained upon ultimate settlement.  Based on the Company’s evaluation, management has concluded that there are no significant uncertain tax positions requiring recognition and has no income tax related penalties or interest in these consolidated financial statements.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Significant estimates in these financials are the valuation of options granted, the valuation of preferred shares issued as stock dividends and valuation methods used in determining any debt discount associated with convertible securities.

Concentration of Credit Risk
The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions in an effort to minimize its collection risk of these balances.

Financial Instruments
The carrying values of cash and cash equivalents, short-term investments, accounts payable, notes payable, and other debt obligations approximate their fair values due to their short-term nature.

Net Loss Per Common Share
Basic EPS is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. The computation of Diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings (See Note 6).

Stock-Based Compensation
The Company accounts for its stock-based compensation under the recognition requirements of accounting standards for accounting for stock-based compensation, for employees and directors whereby each option granted is valued at fair market value on the date of grant. Under these accounting standards, the fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model.

The Company also follows the guidance of accounting standards for accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services for equity instruments issued to consultants.

Effects of Recent Accounting Pronouncements
There have been no recently issued accounting standards, which would have an impact on the Company’s financial statements.

2.      PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Nature of Business

The Company, through its subsidiary, is engaged in the research, development and commercialization of medical devices with its platform blood purification technology incorporating a proprietary adsorbent polymer technology. The Company is focused on developing this technology for multiple applications in the medical field, specifically to provide improved blood purification for the treatment of acute and chronic health complications associated with blood toxicity. As of December 31, 2010, the Company has not commenced commercial operations and, accordingly, is in the development stage. The Company has yet to generate any revenue and has no assurance of future revenue.

Principles of Consolidation

The consolidated financial statements include the accounts of the Parent, CytoSorbents Corporation, and its wholly-owned subsidiary, CytoSorbents, Inc. All significant intercompany transactions and balances have been eliminated in consolidation.

Development Stage Corporation

The accompanying consolidated financial statements have been prepared in accordance with the provisions of accounting and reporting by development state enterprises.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of their economic useful lives or the term of the related leases. Gains and losses on depreciable assets retired or sold are recognized in the statements of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Patents

Legal costs incurred to establish patents are capitalized. When patents are issued, capitalized costs are amortized on the straight-line method over the related patent term. In the event a patent is abandoned, the net book value of the patent is written off.

Impairment or Disposal of Long-Lived Assets

The Company assesses the impairment of patents and other long-lived assets under accounting standards for the impairment or disposal of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value.

Research and Development

All research and development costs, payments to laboratories and research consultants are expensed when incurred.

For the years ended December 31, 2010 and December 31, 2009,the Company’s operating results include grant income of approximately $604,000 and $99,000, which were recorded as a reduction of research and development expenses during each year.  Grant income received during the year ended December 31, 2010 was primarily composed of approximately $489,000 in Qualified Therapeutic Discovery Project grants (“QTDP”) under Section 48D of the Internal Revenue Code, as enacted under the Patient Protection and Affordable Care Act of 2010.

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by accounting standards for accounting for income taxes.  Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized. Under Section 382 of the Internal Revenue Code the net operating losses generated prior to the reverse merger may be limited due to the change in ownership. Additionally, net operating losses generated subsequent to the reverse merger may be limited in the event of changes in ownership.

The Company follows the accounting standards associated with uncertain tax provisions.  The adoption of this standard did not have a material impact on the Company’s consolidated statements of operations or financial position.  Upon adoption of this accounting standard, the Company had no unrecognized tax benefits.  Furthermore, the Company had no unrecognized tax benefits at December 31, 2010.  The Company files tax returns in the U.S. federal and state jurisdictions.  The Company currently has no open years prior to December 31, 2007 and has no income tax related penalties or interest for the periods presented in these financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Significant estimates in these financials are the valuation of options granted and the valuation of preferred shares issued as stock dividends.

Concentration of Credit Risk

The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions in an effort to minimize its collection risk of these balances.

Financial Instruments

The carrying values of cash and cash equivalents, short-term investments, accounts payable and other debt obligations approximate their fair values due to their short-term nature.

Net Loss per Common Share

Basic EPS is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. The computation of diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. (See Note 10).

Stock-Based Compensation

The Company accounts for its stock-based compensation under the recognition requirements of accounting standards for accounting for stock-based compensation, for employees and directors whereby each option granted is valued at fair market value on the date of grant. Under these accounting standards, the fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model.

The Company also follows the guidance of accounting standards for accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services for equity instruments issued to consultants.

Effects of Recent Accounting Pronouncements

There have been no recently issued accounting standards which would have an impact on the Company’s financial statements.

PROPERTY AND EQUIPMENT, NET:	12 Months Ended
Dec. 31, 2010
PROPERTY AND EQUIPMENT, NET:
3.      PROPERTY AND EQUIPMENT, NET:

 Property and equipment - net, consists of the following:

December 31,	2010	2009	Depreciation/ Amortization Period

Furniture and fixtures	$130,015	$130,015	7 years
Equipment and computers	1,867,323	1,737,652	3 to 7 years
Leasehold improvements	462,980	462,980	Term of lease
	2,460,318	2,330,647
Less accumulated depreciation and amortization	2,316,172	2,311,794
Property and Equipment, Net	$144,146	$18,853

Depreciation expense for the years ended December 31, 2010 and 2009 amounted to $4,378 and $39,615, respectively. Depreciation expense from inception to December 31, 2010 amounted to $2,343,261.

OTHER ASSETS:	12 Months Ended
Dec. 31, 2010
OTHER ASSETS:
4.      OTHER ASSETS:

Other assets consist of the following:

December 31,	2010	2009

Intangible assets, net	$211,181	$198,514
Security deposits	56,394	56,394
Total	$267,575	$254,908

Intangible assets consist of the following:

December 31,	2010		2009
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization

Patents	$278,183	$67,002	$252,090	$53,576

Amortization expense amounted to $13,426 and $12,080 for the years ended December 31, 2010 and 2009, respectively. Amortization expense from inception to December 31, 2010 amounted to $67,003.

Amortization expense is anticipated to be approximately $13,000 for the next five years ended December 31, 2015.

ACCOUNTS PAYABLE AND ACCRUED EXPENSES:	12 Months Ended
Dec. 31, 2010
ACCOUNTS PAYABLE AND ACCRUED EXPENSES:
5.      ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts Payable and accrued expenses consist of the following:

	2010	2009

Other payable	$186,170	$195,527
Legal, financial and consulting	117,841	184,663
Research and development	915,108	590,575

	$1,219,119	$970,765

CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
CONVERTIBLE NOTES
3. CONVERTIBLE NOTES

During February 2011 the Company issued 24-month Promissory Notes in the aggregate principal amount of $1,250,000, which accrue interest at the rate of 8% per annum. Per the terms of the Promissory Notes issued in February, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.10 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 50% of the Principal, by (y) $0.10, with the resulting number of shares having an exercise price equal to $0.10 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.125, with the resulting number of shares having an exercise price equal to $0.125 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.15 per share of Common Stock. The warrants have a cashless exercise provision. If during the term of the Note, and as long as the Note investor continues to own an outstanding balance of the Note, the Company has an equity financing of less than $750,000 that values the Company on a pre-money basis at or below $35 million on a fully-diluted basis, the Note investor will have a right of first refusal to participate in the financing per the terms of the Note. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

The Company allocates the proceeds associated with the issuance of promissory notes based on the relative fair value of the promissory notes and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the promissory notes to the market value of the underlying common stock subject to conversion. In connection with the promissory note issuances during the nine months ended September 30, 2011 the Company received total proceeds of $1,250,000. The Company allocated the total proceeds in accordance with FASB Codification Topic 470 based on the related fair value as follows: ($0) was allocated to the promissory notes and $466,432 to the warrants. Additionally, the embedded conversion feature resulted in a beneficial conversion feature in the amount of $783,568. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a debt discount and is presented in the consolidated balance sheets. The debt discount is being amortized to interest expense over the term of the promissory notes. During the nine months ended September 30, 2011 Convertible Notes in the principal and accrued interest amount of $1,483,330 were converted into 14,833,310 Common shares resulting in a reduction of debt discount and charge to interest expense in the amount of $493,758.

6.      CONVERTIBLE NOTES:

During the third and fourth quarters of 2010 the Company issued 24-month Promissory Notes in the aggregate principal amount of $1,335,250, which accrue interest at the rate of 8% per annum.  This amount includes principal and accrued interest of Promissory Notes that were originally issued in January 2010 that, through the option of the Note holder, were cancelled and exchanged for the new Notes issued in August.  Upon this exchange, the investor who originally owned the January Notes also received an additional five year warrant to purchase 886,250 shares of Common Stock at an exercise price of $0.10 per share.  Per the terms of the Notes issued in August, the investors will be repaid in equity of the Company, not cash.  During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.10 per share.  In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing.  Pursuant to the terms of the Promissory Note, the note holder will receive warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 50% of the Principal, by (y) $0.10, with the resulting number of shares having an exercise price equal to $0.10 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.125, with the resulting number of shares having an exercise price equal to $0.125 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.15 per share of Common Stock.  The warrants have a cashless exercise provision.  If during the term of the Note, and as long as the Note investor continues to own an outstanding balance of the Note, the Company has an equity financing of less than $750,000 that values the Company on a pre-money basis at or below $35 million on a fully-diluted basis, the Note investor will have a right of first refusal to participate in the financing per the terms of the Note.  The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

The Company allocates the proceeds associated with the issuance of promissory notes based on the relative fair value of the promissory notes and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the promissory notes to the market value of the underlying common stock subject to conversion.  In connection with the promissory note issuances during the year ended December 31, 2010 the Company received total proceeds of $1,335,250. The Company allocated the total proceeds in accordance with FASB Codification Topic 470 based on the related fair value as follows: $1,028,445 was allocated to the promissory notes and $188,031 to the warrants.  Additionally, the embedded conversion feature resulted in a beneficial conversion feature in the amount of $118,774. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a debt discount and is presented in the consolidated balance sheets.  The debt discount is being amortized to interest expense over the term of the promissory notes and amounted to $48,943 and $0 for the years ended December 31, 2010 and 2009, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES
7.      INCOME TAXES:

Tax losses amounted to approximately $2,700,000 and $2,500,000 for the years ended December 31, 2010 and December 31, 2009, respectively. The Company’s Federal net operating loss carryforward amounts to approximately $11,720,000 and expires through 2030. These loss carryforwards are subject to limitation in future years should certain ownership changes occur. A full valuation allowance equal to the deferred tax asset has been recorded due to the uncertainty that the Company will have the ability to utilize such asset.

During the year ended December 31, 2009 the Company sold a portion of its New Jersey Net Operating Loss tax carryforwards to an industrial company under provisions in the New Jersey tax code.  For the 2009 sale, the Company received proceeds of approximately $299,000.   The Company’s remaining New Jersey net operating loss carryforward amounts to approximately $6,967,000 and expires through 2017.  During the year ended December 31, 2010 the Company was not eligible to participate in the New Jersey state program.  There can be no assurance that the Company will again be eligible in the future to participate or be successful in future sales of its New Jersey Net Operating Loss tax carryforwards.

For the years ended December 31, 2010 and December 31, 2009, respectively, the Company’s effective tax rate differs from the federal statutory rate principally due to net operating losses offset by certain non-deductible expenses for which no benefit has been recorded.

A reconciliation of the Federal statutory rate to the Company’s effective tax rate for the years ended December 31, 2010 and December 31, 2009 is as follows:

	2010	2009

Federal statutory rate	(34.0)%	(34.0)%
Decrease resulting from:
Non-deductible expenses	1.7	2.5
Net operating losses	32.3	31.5
Effective tax rate	—%	—%

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
5.   COMMITMENTS AND CONTINGENCIES

Employment Agreements

The Company has employment agreements with certain key executives through December 2011.  The agreements provide for annual base salaries of varying amounts.

Litigation

The Company is currently not involved, but may at times be involved in various claims and legal actions. Management is currently of the opinion that these claims and legal actions would have no merit, and any ultimate outcome will not have a material adverse impact on the consolidated financial position of the Company and/or the results of its operations.

Royalty Agreements

Pursuant to an agreement dated August 11, 2003, an existing investor agreed to make a $4 million equity investment in the Company. These amounts were received by the Company in 2003. In connection with this agreement, the Company granted the investor a future royalty of 3% on all gross revenues received by the Company from the sale of its CytoSorb device. The Company has not generated any revenue from this product and has not incurred any royalty costs through September 30, 2011. The amount of future revenue subject to the royalty agreement could not be reasonably estimated nor has a liability been incurred, therefore, an accrual for royalty payments has not been included in the consolidated financial statements.

License Agreements

In an agreement dated September 1, 2006, the Company entered into a license agreement which provides the Company the exclusive right to use its patented technology and proprietary know how relating to adsorbent polymers for a period of 18 years. Under the terms of the agreement, CytoSorbents has agreed to pay royalties of 2.5% to 5% on the sale of certain of its products if and when those products are sold commercially for a term not greater than 18 years commencing with the first sale of such product. The Company has not generated any revenue from its products and has not incurred any royalty costs through September 30, 2011. The amount of future revenue subject to the license agreement could not be reasonably estimated nor has a liability been incurred, therefore, an accrual for royalty payments has not been included in the consolidated financial statements.

Warrant Agreement

As inducement to invest additional funds in the private placement of Series B Preferred Stock, additional consideration was granted to the participants of the Series B Preferred Stock offering in the event that litigation is commenced against CytoSorbents prior to June 30, 2018, claiming patent infringement on certain of the Company’s issued patents. In the event this litigation arises the Company may be required to issue warrants to purchase in the aggregate up to a maximum of ten million shares of Common Stock subject to certain adjustments. Through September 30, 2011 no such litigation has arisen and due to the deemed low probability of this potential outcome; the Company has not booked a contingent liability for this agreement.

8.      COMMITMENTS AND CONTINGENCIES:

The Company is obligated under non-cancelable operating leases for office space expiring at various dates through March 2013. The aggregate minimum future payments under these leases are approximately as follows:

Year ending December 31,

	2011	$131,500
	2012	131,500
	2013	32,900
Total		$295,900

The preceding data reflects existing leases through the date of this report and does not include replacements upon their expiration. In the normal course of business, operating leases are normally renewed or replaced by other leases.

Rent expense for the years ended December 31, 2010 and 2009 amounted to approximately $241,000 and $258,000, respectively.

Employment Agreements

The Company has employment agreements with certain key executives through December 2010. The agreements provide for annual base salaries of varying amounts.  The Company is currently in the process of renewing these agreements.

Litigation

The Company is currently not involved, but may at times be involved in various claims and legal actions. Management is currently of the opinion that these claims and legal actions would have no merit, and any ultimate outcome will not have a material adverse impact on the consolidated financial position of the Company and/or the results of its operations.

In February 2008, Alkermes, Inc. commenced an action against us in the United States District Court for the District of Massachusetts, alleging that our use of the name MedaSorb infringes on Alkermes’ registered trademark “MEDISORB.” In the action, Alkermes sought an injunction against our further use of the name MedaSorb. Pursuant to a Settlement Agreement dated June 18, 2008, to avoid any potential confusion with Alkermes’ similarly named product, the Company has ceased using the “MedaSorb” name in its wholly-owned subsidiary, through which the Company conducts all of its operational activities, and renamed our operating subsidiary CytoSorbents, Inc. as of November 2008. The Company has also changed the name of the parent company from MedaSorb Technologies Corporation to CytoSorbents Corporation.

Royalty Agreements

Pursuant to an agreement dated August 11, 2003 an existing investor agreed to make a $4 million equity investment in the Company. These amounts were received by the Company in 2003. In connection with this agreement the Company granted the investor a future royalty of 3% on all gross revenues received by the Company from the sale of its CytoSorb™ device. The Company has not generated any revenue from this product and has not incurred any royalty costs through December 31, 2010. The amount of future revenue subject to the royalty agreement could not be reasonably estimated nor has a liability been incurred, therefore, an accrual for royalty payments has not been included in the consolidated financial statements.

License Agreements

In an agreement dated September 1, 2006, the Company entered into a license agreement which provides the Company the exclusive right to use its patented technology and proprietary know how relating to adsorbent polymers for a period of 18 years. Under the terms of the agreement, the Company has agreed to pay royalties of 2.5% to 5% on the sale of certain of its products if and when those products are sold commercially for a term not greater than 18 years commencing with the first sale of such product. The Company has not generated any revenue from its products and has not incurred any royalty costs through December 31, 2010. The amount of future revenue subject to the Settlement Agreement could not be reasonably estimated nor has a liability been incurred, therefore, an accrual for royalty payments has not been included in the consolidated financial statements.

Warrant Agreement

As inducement to invest additional funds in the private placement of Series B Preferred Stock, additional consideration was granted to the participants of the Series B Preferred Stock offering in the event that litigation is commenced against CytoSorbents prior to June 30, 2018, claiming patent infringement on certain of the Company’s issued patents.  In the event this litigation arises the Company may be required to issue warrants to purchase in the aggregate up to a maximum of ten million shares of Common Stock subject to certain adjustments.  Through December 31, 2010 no such litigation has arisen and due to the deemed low probability of this potential outcome, the Company has not booked a contingent liability for this agreement.

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY
4. STOCKHOLDERS' EQUITY (DEFICIT)

During the nine months ended September 30, 2011, the Company recorded non-cash stock dividends totaling $2,354,428 in connection with the issuance of 4,687.45 shares of Series B Preferred Stock and 230,866 shares of Series A Preferred Stock as a stock dividend to its preferred shareholders as of September 30, 2011.

During the nine months ended September 30, 2011, 13.18 Series B Preferred Shares were converted into 36,408 Common shares. During the nine months ended September 30, 2011, 4,645,411Series A Preferred Shares were converted into 11,078,634 Common shares.

During the nine months ended September 30, 2011, the Company incurred stock-based compensation expense due to the issuance of stock options, amortization of unvested stock options and the anticipated vesting of stock options based on satisfaction of certain contingent events. The aggregate expense for the nine months ended September 30, 2011 is $508,069 of which $246,262 and $261,807 is presented in research and development expenses and general and administrative expenses, respectively.

The Company has pre-approved options to purchase in the aggregate, up to a total of 408,000 shares of common stock to be issued and priced at the end of December 2011 to Directors. These options have been valued as of the pre-approval date. The aggregate expense of these options for the nine months ended September 30, 2011 is approximately $18,975, all of which is presented in general and administrative expenses.

The summary of the stock option activity for the nine months ended September 30, 2011 is as follows:

		Weighted	Weighted
		Average	Average
		Exercise Price	Remaining
	Shares	per Share	Life (Years)

Outstanding, January 1, 2011	39,755,113	$0.44	8.2
Granted	290,000	$0.137	8.0
Cancelled	(64,800)	$31.52	—
Exercised	(146,875)	$0.035	—
Outstanding September 30, 2011	39,833,438	$0.39	7.4

The fair value of each stock option was valued using the Black Scholes pricing model which takes into account as of the grant date the exercise price (ranging from $0.136 to $0.138 per share) and expected life of the stock option ( ranging from 5-10 years), the current price of the underlying stock and its expected volatility (approximately 27 percent), expected dividends (-0- percent) on the stock and the risk free interest rate (2.1 to 3.4 percent) for the term of the stock option.

At September 30, 2011, the aggregate intrinsic value of options outstanding and currently exercisable amounted to approximately $2,300,000.

The summary of the status of the Company’s non-vested options for the nine months ended September 30, 2011 is as follows:

		Weighted
		Average
		Grant
		Date
	Shares	Fair Value

Non-vested, January 1, 2011	17,795,144	$0.047
Granted	290,000	$0.055
Cancelled	—	—
Vested	(6,175,144)	$0.038

Non-vested, September 30, 2011	11,910,000	$.051

As of September 30, 2011, approximately $330,000 of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted average period of 0.35 years.

As of September 30, 2011, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date
400,000	$0.40	October 31, 2011
3,986,429	$0.035	June 25, 2013
397,825	$0.0362	September 30, 2014
1,750,000	$0.100	August 16, 2015
1,600,000	$0.125	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.125	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.125	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.125	November 19, 2015
166,667	$0.15	November 19, 2015
240,125	$1.25	October 24, 2016
5,500,000	$0.10	February 15, 2016
2,200,000	$0.125	February 15, 2016
1,833,333	$0.15	February 15, 2016
22,040,379

During the nine months ended September 30, 2011, pursuant to cashless exercises, the Company issued an aggregate total of 3,928,035 shares of Common Stock for the full exercise of warrants to purchase 6,275,750 shares of Common Stock at a exercise prices ranging from $0.10 to $0.15 per share of Common, and issued an additional 2,085,443 shares of Common Stock for the full exercise and subsequent conversion of a warrant to purchase 525,000 shares of Series A Preferred Stock at an exercise price of $1.00 per share of Preferred that were convertible into Common Stock at a rate of $0.10 per share.

During the nine months ended September 30, 2011 Convertible Notes in the principal and accrued interest amount of $1,483,330 were converted into 14,833,310 Common shares.

In May 2010, the Company executed a purchase agreement (the “Purchase Agreement”) and a registration rights agreement with Lincoln Park Capital Fund, LLC (“LPC”).  Under the Purchase Agreement, LPC is obligated, under certain conditions, to purchase from the Company up to $6 million of our Common Stock, from time to time over a 750 day (twenty-five (25) monthly) period.

The Company has the right, but not the obligation, to direct LPC to purchase up to $6,000,000 of its Common Stock in amounts up to $50,000 as often as every two business days under certain conditions. The Company can also accelerate the amount of its common stock to be purchased under certain circumstances.  No sales of shares may occur at a purchase price below $0.10 per share or without a registration statement having been declared effective.  The purchase price of the shares will be based on the market prices of our shares at the time of sale as computed under the Purchase Agreement without any fixed discount.  The Company may at any time at its sole discretion terminate the Purchase Agreement without fee, penalty or cost upon one business days notice.  The Company issued 1,153,846 shares of our Common Stock to LPC as a commitment fee for entering into the agreement, and is obligated to issue up to an additional 1,153,846 shares pro rata as LPC purchases up to $6,000,000 of its Common Stock as directed by the Company.  LPC may not assign any of its rights or obligations under the Purchase Agreement.

During the nine months ended September 30, 2011 the Company sold a total of 16,325,814 shares of Common Stock per the terms of the Purchase Agreement with LPC at an average price of approximately $0.18 per share of Common. Per the terms of the Purchase Agreement the Company also issued an additional 561,603 shares of Common Stock as additional Commitment Fee shares. The fair value of the Commitment shares have been recorded as a cost of raising capital.

9.      STOCKHOLDERS' EQUITY

Preferred Stock

Our certificate of incorporation authorizes the issuance of up to 100,000,000 shares of “blank check” preferred stock, with such designation rights and preferences as may be determined from time to time by the Board of Directors. We have designated 12,000,000 shares of Series A Preferred Stock and 200,000 shares of Series B Preferred Stock as described above. Subject to the rights of the holders of the Series A and Series B Preferred Stock, our Board of Directors is empowered, without stockholder approval, to issue up to 87,800,000 additional shares of preferred stock with dividend, liquidation, conversion, voting or other rights.

10% Series A Preferred Stock

Each share of Series A Preferred Stock has a stated value of $1.00, and is convertible at the holder’s option into that number of shares of Common Stock equal to the stated value of such share of Series A Preferred Stock divided by an initial conversion price of $1.25. Upon the occurrence of a stock split, stock dividend, combination of the Common Stock into a smaller number of shares, issuance of any of shares of Common Stock or other securities by reclassification of the Common Stock, merger or sale of substantially all of the Company’s assets, the conversion rate will be adjusted so that the conversion rights of the Series A Preferred Stock stockholders will be equivalent to the conversion rights of the Series A Preferred Stock stockholders prior to such event. In addition, in the event the Company sells shares of Common Stock (or the equivalent thereof) at a price of less than $1.25 per share, the conversion price of the shares of Series A Preferred Stock will be reduced to such lower price. In addition, in the event the Company sells shares of Common Stock (or the equivalent thereof) at a price of less than $2.00 per share, the exercise price of the warrants issued to the holders of the Series A Preferred Stock will be reduced to such lower price. As of the “Qualified Closing” of our Series B Preferred Stock private placement in August of 2008, these investors’ agreed to a modification of their rights and pricing and gave up their anti-dilution protection – see Qualified Closing description in Series B Preferred Stock section.

Pursuant to agreements with the June 30, 2006 purchasers of Series A Preferred Stock that waived rights to anti-dilution price protection upon the completion of the Series B offering, the Company reduced the conversion price for these holders of Series A Preferred Stock from $1.25 per share of Common to prices ranging from $0.10 to $0.45 per share of Common. The June 30, 2006 purchasers of Series A Preferred Stock also received reductions in their corresponding warrant exercise prices from $2.00 per share of Common Stock to exercise prices ranging from $0.40 to $0.90 per share of Common Stock.

The Series A Preferred Stock bears a dividend of 10% per annum payable quarterly, at the Company’s election in cash or additional shares of Series A Preferred Stock valued at the stated value thereof; provided, however, that the Company must pay the dividend in cash if an “Event of Default” as defined in the Certificate of Designation designating the Series A Preferred Stock has occurred and is then continuing. In addition, upon an Event of Default, the dividend rate increases to 20% per annum. An Event of Default includes, but is not limited to, the following:

•	the occurrence of “Non-Registration Events”;
•	an uncured breach by the Company of any material covenant, term or condition in the Certificate of Designation or any of the related transaction documents; and
•	any money judgment or similar final process being filed against the Company for more than $100,000.

In the event of the Company’s dissolution, liquidation or winding up, the holders of the Series A Preferred Stock will receive, in priority over the holders of Common Stock, a liquidation preference equal to the stated value of such shares plus accrued dividends thereon.

The Series A Preferred Stock is not redeemable at the option of the holder but may be redeemed by the Company at its option following the third anniversary of the issuance of the Series A Preferred Stock for 120% of the stated value thereof plus any accrued but unpaid dividends upon 30 days' prior written notice, during which time the Series A Preferred Stock may be converted, provided a registration statement is effective under the Securities Act with respect to the Common Stock into which such Preferred is convertible and an Event of Default is not then continuing.

Holders of Series A Preferred Stock do not have the right to vote on matters submitted to the holders of Common Stock.

The registration rights provided for in the subscription agreements entered into with the purchasers of the Series A Preferred Stock: 1) required that the Company file a registration statement with the SEC on or before 120 days from the closing to register the shares of Common Stock issuable upon conversion of the Series A Preferred Stock and exercise of the warrants, and cause such registration statement to be effective within 240 days following the closing; and 2) entitles each of these investors to liquidated damages in an amount equal to two percent (2%) of the purchase price of the Series A Preferred Stock if the Company fails to timely file that registration statement with, or have it declared effective by, the SEC.

The transaction documents entered into with the purchasers of the Series A Preferred Stock also provide for various penalties and fees for breaches or failures to comply with provisions of those documents, such as the timely payment of dividends, delivery of stock certificates upon conversion of the Series A Preferred Stock or exercise of the warrants, and obtaining and maintaining an effective registration statement with respect to the shares of Common Stock underlying the Series A Preferred Stock and warrants sold in the offering.

The Company has recorded non-cash stock dividends in connection with the issuance of Series A Preferred Stock as a stock dividend to its preferred shareholders as of December 31, 2010. Prior to February 26, 2007 and after May 7, 2007, the dividend rate was 10% per annum. Effective February 26, 2007 due to the Company’s failure to have the registration statement it filed declared effective by the Commission within the time required under agreements with the June 30, 2006 purchasers of the Series A Preferred Stock (i) dividends on the shares of Series A Preferred Stock issued to those purchasers were required to be paid in cash, (ii) the dividend rate increased from 10% per annum to 20% per annum, and (iii) such purchasers were entitled to liquidated damages of 2% of their principal investment payable in cash per 30 day period until the registration statement was declared effective. In connection with such cash dividend and penalty obligations, as modified by the Settlement Agreement described below, the Company’s financial statements for the year ending December 31, 2007 also reflect an aggregate charge of $361,495. On May 7, 2007 the Company’s registration statement filed in connection with the Company’s obligations to the June 30, 2006 purchasers of its Series A Preferred Stock was declared effective by the Commission.

Pursuant to a settlement agreement entered into in August 2007 with the June 30, 2006 purchasers of the Series A Preferred Stock, cash dividends stopped accruing on the Series A Preferred Stock effective on the date the Company’s registration statement was declared effective (May 7, 2007) and all cash dividends and penalties due through that date were paid with additional shares of Series A Preferred Stock at its stated value of $1.00 per share in lieu of cash. The settlement, did not result in a gain or loss on extinguishment of debt for the year ended December 31, 2007. Additionally, as part of the settlement, the dividend rate on the Series A Preferred Stock issued to these purchasers was reset to 10% effective as of May 7, 2007.

During the years ended December 31, 2010 and 2009, the Company issued 590,159 and 789,610 shares of Series A Preferred Stock respectively as payment of stock dividends at the stated value of $1.00 per share. The fair value of the non-cash stock dividends for the years ended December 31, 2010 and 2009 amounted to $168,582 and $111,599, respectively.

10 % Series B Cumulative Convertible Preferred Stock
Each share of Series B Preferred Stock has a stated value of $100.00, and is convertible at the holder’s option into that number of shares of Common Stock equal to the stated value of such share of Series B Preferred Stock divided by an initial conversion price of $0.035, subject to certain adjustments. Additionally, upon the occurrence of a stock split, stock dividend, combination of the Common Stock into a smaller number of shares, issuance of any of shares of Common Stock or other securities by reclassification of the Common Stock, merger or sale of substantially all of the Company’s assets, the conversion rate will be adjusted so that the conversion rights of the Series B Preferred Stock stockholders will be equivalent to the conversion rights of the Series B Preferred Stock stockholders prior to such event.

The Series B Preferred Stock bears a dividend of 10% per annum payable quarterly; provided, that if an “Event of Default” as defined in the Certificate of Designation designating the Series B Preferred Stock has occurred and is then continuing, the dividend rate increases to 20% per annum. An Event of Default includes, but is not limited to, the following:

•	the occurrence of “Non-Registration Events”;
•	an uncured breach by the Company of any material covenant, term or condition in the Certificate of Designation or any of the related transaction documents; and
•	any money judgment or similar final process being filed against the Company for more than $100,000.

Dividends on the Series B Preferred Stock will be made in additional shares of Series B Preferred Stock, valued at the stated value thereof. Notwithstanding the foregoing, during the first three-years following the initial closing, upon the approval of the holders of a majority of the Series B Preferred Stock, including the lead investor, NJTC Venture Fund (“NJTC”), if it then owns 25% of the shares of Series B Preferred Stock initially purchased by it (the “Required Amount”), the Company may pay dividends in cash instead of additional shares of Series B Preferred Stock, and after such three-year period, the holders of a majority of the Series B Preferred Stock, including NJTC if it then owns the Required Amount, may require that such payments be made in cash.

In the event of the Company’s dissolution, liquidation or winding up, the holders of the Series B Preferred Stock will receive, in priority over the holders of Series A Preferred Stock and Common Stock, a liquidation preference equal to the stated value of such shares plus accrued dividends thereon.

Holders of Series B Preferred Stock have the right to vote on matters submitted to the holders of Common Stock on an as converted basis.

The Company has agreed to file a registration statement under the Securities Act covering the Common Stock issuable upon conversion of the Series B Preferred Stock within 180 days following the initial closing and to cause it to become effective within 240 days of such closing. The Company also granted the investors demand and piggyback registration rights with respect to such Common Stock. The investors in the private placement are entitled to liquidated damages in an amount equal to two percent (2%) of the purchase price of the Series B Preferred Stock if the Company fails to timely file that registration statement with, or have it declared effective by, the SEC.  The Company has received a waiver from a majority of the Series B holders for the non-registration event and the timing of the Series B registration does not create a cross-default of the Series A Preferred Series.

Following the fifth anniversary of the initial closing, the holders of a majority of the Series B Preferred Stock, including NJTC (if it then holds 25% of the shares of Series B Preferred Stock initially purchased by it) may elect to require the Company to redeem all (but not less than all) of their shares of Series B Preferred Stock at the original purchase price for such shares plus all accrued and unpaid dividends whether or not declared, provided the market price of the Company’s Common Stock is then below the conversion price of the Series B Preferred Stock.

Pursuant to the Certificate of Designation designating the Series B Preferred Stock, for so long as NJTC holds the Required Amount, NJTC is entitled to elect (i) two directors to the Company’s Board of Directors, which shall initially consist of six members, and (ii) two members to the Company’s compensation committee, which shall consist of at least three members. Within twelve months following the initial closing, the Company agreed to reduce the number of Directors on the Company’s Board of Directors to five members.  Following the initial closing, two affiliates of NJTC joined the Company’s Board of Directors and compensation committee pursuant to the foregoing provision.

The transaction documents entered into with the purchasers of the Series B Preferred Stock also provide for various penalties and fees for breaches or failures to comply with provisions of those documents, such as the timely payment of dividends, delivery of stock certificates upon conversion of the Series B Preferred Stock or exercise of the warrants, and obtaining and maintaining an effective registration statement with respect to the shares of Common Stock underlying the Series B Preferred Stock and warrants sold in the offering.

In accordance with accounting standards governing debt with conversion and other options, the Company allocates the proceeds associated with the issuance of preferred stock based on the relative fair value of the preferred stock and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the preferred stock to the market value of the underlying common stock subject to conversion. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a preferred stock dividend and is presented in the consolidated statements of operations. In addition, the Company considers the guidance of accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own common stock, and accounting for derivative instruments and hedging activities and concluded that the conversion feature embedded in the preferred stock only provides for physical settlement and there are no net settlement features. Accordingly, the Company has concluded that the conversion feature is not considered a derivative.

During the years ended December 31, 2010 and 2009, the Company issued 6,232.81 and 5,860.22 shares of Series B Preferred Stock respectively as payment of stock dividends at the stated value of $100.00 per share. The fair value of the non-cash stock dividends for the years ended December 31, 2010 and 2009 amounted to $2,008,882 and $586,022, respectively.

Determination of Stock Dividend Fair Value

Effective January 1, 2010 the Company has changed its basis for estimating the fair value of the preferred stock dividends from the underlying conversion prices of the Series A and Series B Preferred Stock, to a five day volume weighted average price of actual closing market prices for the Company’s Common Stock.  The financial effect of this change in estimating the fair market value resulted in an increase of approximately $1,502,000 in the non-cash charge taken for Series A and Series B preferred stock dividends for the year ended December 31, 2010.

Common Stock

Our certificate of incorporation authorizes the issuance of up to 500,000,000 shares of common stock with a par value of $0.001 per share of common (“Common Stock”).

In May 2010, the Company executed a purchase agreement, or the Purchase Agreement, and a registration rights agreement, or the Registration Rights Agreement, with Lincoln Park Capital Fund, LLC (“LPC”).  Under the Purchase Agreement, LPC is obligated, under certain conditions, to purchase from the Company up to $6 million of our Common Stock, from time to time over a 750 day (twenty-five (25) monthly) period.

The Company has the right, but not the obligation, to direct LPC to purchase up to $6,000,000 of its Common Stock in amounts up to $50,000 as often as every two business days under certain conditions. The Company can also accelerate the amount of its common stock to be purchased under certain circumstances.  No sales of shares may occur at a purchase price below $0.10 per share or without a registration statement having been declared effective.  The purchase price of the shares will be based on the market prices of our shares at the time of sale as computed under the Purchase Agreement without any fixed discount.  The Company may at any time at its sole discretion terminate the Purchase Agreement without fee, penalty or cost upon one business days notice.

The Company issued 1,153,846 shares of our Common Stock to LPC as a commitment fee for entering into the agreement, and is obligated to issue up to an additional 1,153,846 shares pro rata as LPC purchases up to $6,000,000 of its Common Stock as directed by the Company.  LPC may not assign any of its rights or obligations under the Purchase Agreement.  During the year ended December 31, 2010 the Company sold a total of 7,174,186 shares of Common Stock per the terms of the Purchase Agreement with LPC at an average price of approximately $0.105 per share of Common.  Per the terms of the Purchase Agreement the Company also issued an additional 144,225 shares of Common Stock as additional Commitment Fee shares.  The fair value of the Commitment shares have been recorded as a cost of raising capital.

Stock Option Plans

As of December 31, 2010, the Company had a Long Term Incentive Plan (“2006 Plan”) to attract, retain, and provide incentives to employees, officers, directors, and consultants. The Plan generally provides for the granting of stock, stock options, stock appreciation rights, restricted shares, or any combination of the foregoing to eligible participants.

A total of 40,000,000 shares of common stock are reserved for issuance under the 2006 Plan. As of December 31, 2010 there were outstanding options to purchase approximately 38,865,000 shares of common stock reserved under the plan. Additionally, as of December 31, 2010 there were options to purchase approximately 890,000 shares of Common Stock that were issued outside of the 2006 Plan. The Company may increase the shares in the 2006 Plan as needed to maintain the pool with 15% of the shares outstanding on a fully diluted basis.

The 2006 Plan as well as grants issued outside of the Plan are administered by the Board of Directors.  The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom incentives are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options.  The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans.  Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder is within the discretion of the Board.

The Plan provides that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code.  Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options, which are not ISOs, i.e. “Non-Qualified Options.”  Because the Company has not yet obtained shareholder approval of the 2006 Plan, all options granted thereunder to date are “Non-Qualified Options” and until such shareholder approval is obtained, all future options issued under the 2006 Plan will also be “Non-Qualified Options.”

Stock-based Compensation

Total share-based employee, director, and consultant compensation for the years ended December 31, 2010 and 2009 amounted to approximately $149,000 and $237,000, respectively.  These amounts are included in the statement of operations under the captions research and development ($65,000 and $109,000) and general and administrative ($84,000 and $128,000), respectively.

The summary of the stock option activity for the years ended December 31, 2010 and 2009 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	per Share	Life (Years)
Outstanding January 1, 2009	18,158,846	$1.05	9.1
Granted	5,418,858	0.125	9.0
Cancelled	—	—	—
Exercised	—	—	—
Outstanding, December 31, 2009	23,577,704	0.84	8.3
Granted	16,321,000	0.143	9.3
Cancelled	143,591	31.48	—
Exercised	—	—	—
Outstanding, December 31, 2010	39,755,113	$0.44	8.2

The weighted-average grant date fair value for options granted during the years ended December 31, 2010 and 2009 amounted to approximately $0.053 and $0.003 per share, respectively.  As of December 31, 2010 the Company’s outstanding options had exercise prices ranging from $0.035 to $41.47 per share of Common Stock.

At December 31, 2010, the aggregate intrinsic value of options outstanding and options currently exercisable amounted to approximately $1,432,000. As of December 31, 2010, the Company had options currently exercisable into an aggregate total of 21,959,969 shares of common stock which have a weighted average exercise price of $0.69 per share.

The summary of the status of the Company’s non-vested options for the year ended December 31, 2010 is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Non-vested, January 1, 2010	6,801,053	$0.024
Granted	16,321,000	0.053
Cancelled	—	—
Vested	(5,326,909)	0.039
Exercised	—	—
Non-vested, December 31, 2010	17,795,144	$0.047

As of December 31, 2010, approximately $810,000 of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted average period of 0.98 years. Due to the uncertainty over whether certain options granted during the year ended December 31, 2010 will vest based on performance milestones in the Company’s long term incentive plan, no charge for these options has been recorded in the consolidated statements of operations for the year ended December 31, 2010. The Company will evaluate on an ongoing basis the probability and likelihood of any of these performance milestones being achieved and will accrue charges as it becomes likely that they will be achieved.

The Company has reserved a separate pool of 15.6 million shares of restricted stock that may be issued to employees and directors as part of a long term incentive plan tied to corporate objectives. As of December 31, 2010, none of these shares have been issued and due to the uncertainty over whether they will be issued, no charge for these shares has been recorded in the consolidated statement of operations for the year ended December 31, 2010.

As of December 31, 2010, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date
816,691	$4.98	June 30, 2011
1,200,000	$0.90	June 30, 2011
900,000	$0.40	June 30, 2011
52,080	$2.00	July 31, 2011
339,954	$2.00	September 30, 2011
400,000	$0.40	October 31, 2011
3,986,429	$0.035	June 25, 2013
397,825	$0.0362	September 30, 2014
5,772,500	$0.10	August 16, 2015
1,954,500	$0.125	August 16, 2015
1,628,750	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.125	October 22, 2015
163,333	$0.15	October 22, 2015
800,000	$0.10	November 2, 2015
320,000	$0.125	November 2, 2015
266,667	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.125	November 19, 2015
166,667	$0.15	November 19, 2015
240,125	$1.25	October 24, 2016
20,791,521

As of December 31, 2010, the Company has the following warrant to purchase Series A Preferred Stock outstanding:

Number of	Warrant Exercise	Warrant
Shares to be	Price per	Expiration
Purchased	Preferred Share	Date
525,000	$1.00	June 30, 2011

If the holder of warrants for preferred stock exercises in full, the holder will receive additional 5 year warrants to purchase a total of 210,000 shares of common stock at $0.40 per share.

NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
NET LOSS PER SHARE
6. NET LOSS PER SHARE

Basic loss per share and diluted loss per share for the nine months ended September 30, 2011 and 2010 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing 61,873,817 and 69,690,223 incremental shares at September 30, 2011 and 2010, respectively, as well as shares issuable upon conversion of Series A and Series B Preferred Stock representing 182,601,216 and 185,501,736 incremental shares at September 30, 2011 and 2010, respectively, as well as potential shares issuable upon Note conversion into Common Stock representing approximately 11,630,000 and 9,772,500 incremental shares at September 30, 2011 and 2010, respectively, have been excluded from the computation of diluted loss per share as they are anti-dilutive.

10.           NET LOSS PER SHARE

Basic earnings per share and diluted earnings per share for the years ended December 31, 2010 and 2009 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing approximately 60,546,634 and 44,410,042 incremental shares at December 31, 2010 and 2009, respectively, as well as shares issuable upon conversion of Series A & B Convertible Preferred Stock and Preferred Stock Warrants representing 185,838,147 and 214,993,901 incremental shares at December 31, 2010 and 2009, respectively, as well as potential shares issuable upon Promissory Note conversion into Common Stock representing approximately 13,352,500 and -0- shares at December 31, 2010 and 2009, respectively, and have been excluded from the computation of diluted loss per share as they are anti-dilutive.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
7. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date.

During October 2011 a total of 1,810 shares of Series B Preferred Stock were converted into a total of 5,000,000 shares of Common Stock.

11.           SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date which include the following:

During February 2011 a total of 196,000 shares of Series A Preferred Stock were converted into 980,000 shares of Common Stock.

During February 2011 a total of 7.42 shares of Series B Preferred Stock were converted into 20,497 shares of Common Stock.

During February 2011 a total of $691,841 of principal and accrued interest of Convertible Notes were converted into 6,918,411 shares of Common Stock.

During February 2011 pursuant to a cashless exercise, the Company issued an aggregate total of 2,437,486 shares of Common Stock for the full exercise of a warrant to purchase 886,250 shares of Common Stock at an exercise price of $0.10 per share of Common, and the full exercise and conversion of a warrant to purchase 525,000 shares of Series A Preferred Stock at an exercise price of $1.00 per share of Preferred that were convertible into Common Stock at a rate of $0.10 per share.

In February 2011 the Company issued Promissory Notes in the principal amount of $1,250,000, which accrue interest at the rate of 8% per annum. Per the terms of the Note, the investors will be repaid in equity of the Company, not cash.  During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.10 per share.  In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing.  Pursuant to the terms of the Promissory Note, the note holder will receive 100% warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 50% of the Principal, by (y) $0.10, with the resulting number of shares having an exercise price equal to $0.10 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.125, with the resulting number of shares having an exercise price equal to $0.125 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.15 per share of Common Stock.  The warrants have a cashless exercise provision.  If during the term of the Note, and as long as the Note investor continues to own an outstanding balance of the Note, the Company has an equity financing of less than $750,000 that values the Company on a pre-money basis at or below $35 million on a fully-diluted basis, the Note investor will have a right of first refusal to participate in the financing per the terms of the Note.  The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

During January and February 2011, the Company received approximately $775,000 as proceeds from the sale of 6,232,803 shares of Common Stock per the terms of the Purchase Agreement with LPC (See Note 9) at an average price of $0.124 per share of Common.  Per the terms of the Purchase Agreement the Company also issued an additional 149,034 shares of Common Stock as additional Commitment Fee shares.

During March 2011, the Company successfully completed its technical file review with its Notified Body, and has received approval to apply the CE Mark to the CytoSorbTM device as an extracorporeal cytokine filter.